Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2021
Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 26, 2021
Document Effective Date	Aug. 28, 2021
Prospectus Date	Aug. 28, 2021
Baillie Gifford Multi Asset Fund | Class K
Prospectus:
Trading Symbol	BGBKX
Baillie Gifford Multi Asset Fund | Institutional Class
Prospectus:
Trading Symbol	BGBIX